Business combinations (Tables) - Hoegh Grace	12 Months Ended
Dec. 31, 2019
Schedule of fair values of assets and liabilities

The following summarizes the fair values of assets and liabilities assumed as of the acquisition date:

(in thousands of U.S. dollars)
Consideration
Use of proceeds from public offering (issuance of 6,588,389 common units to the public)	$91,768
Working capital adjustment	407
Total consideration		$92,175

Assets acquired
Cash and cash equivalents	3,774
Restricted cash	19
Trade receivables	4,446
Prepaid expenses and other receivables	51
Vessel	357,138
Other equipment	30
Intangibles: Above market time charter	11,760
Other long term assets	830
Total assets		378,048
Liabilities assumed
Trade payables	(193)
Amounts due to owners and affiliates	(622)
Accrued liabilities and other payables	(1,569)
Total long term debt	(192,286)
Derivative instruments	(2,642)
Total liabilities assumed		(197,312)
Total identifiable net assets		180,736
Non-controlling interest in total identifiable net assets		88,561
Acquired share in total identifiable net asset		$92,175

Schedule of acquisition of the non-controlling interest

The following summarizes the acquisition of the non-controlling interest as of the acquisition date:

(in thousands of U.S. dollars)
Consideration
Cash portion of purchase price	$45,300
Revolving credit facility draw	40,600
Revolving credit facility draw for working capital adjustment	762
Total consideration		$86,662

49% Assets acquired		181,420
49% Liabilities assumed		(91,522)
Total identifiable net assets		89,898

Non-controlling interest acquired		89,898
Difference between net book value of acquired non-controlling interest and consideration paid		(3,236)
Impact of acquisition of non-controlling interest on equity		$86,662